Goodwill - Schedule of Reconciliation of Changes in Goodwill (Details) - Goodwill - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
As of beginning of the year	¥ 4,033,917	¥ 4,012,528
Acquisitions	35,159	0
Reclassification to assets held for sale (Note 19)	0	(144,836)
Foreign currency translation differences	338,673	166,225
As of end of the year	¥ 4,407,749	¥ 4,033,917